Supplemental cash flow disclosures - Changes in Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Beginning balance	$ 20,197	$ 18,915
Changes from financing cash flows	(6,755)	(6,476)
Lease obligation additions	837	9,867
Impact of foreign exchange	(983)	455
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities		(2,564)
Other	679
Ending balance	13,975	20,197
Lease liabilities
Statement Line Items [Line Items]
Beginning balance	20,197	18,915
Changes from financing cash flows	(6,755)	(6,476)
Lease obligation additions	837	9,867
Impact of foreign exchange	(983)	455
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities		(2,564)
Other	679
Ending balance	$ 13,975	$ 20,197